Interest in Other Entities (Details) - Schedule of statement of financial position - Eventer Ltd. [Member] - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Interest in Other Entities (Details) - Schedule of statement of financial position [Line Items]
Current assets	[1]	$ 3,469	$ 1,335
Non-current assets	[1]	1,521	5
Current liabilities	[1]	4,282	1,078
Equity	[1]	$ 708	$ 262

[1]	translated at the closing rate at the date of each statement of financial position.